Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Contract Assets, Contract Liabilities and Contract Costs from Contracts with Customers	The following presents our contract assets and liabilities from our contracts with customers:

	June 30, 2022	December 31, 2021
(In $ millions)
Accrued revenue (1)	47.8	20.2
Current contract assets	47.8	20.2

Non-current accrued revenue (2)	1.0	—
Non-current contract asset	1.0	—
Total contract asset	48.8	20.2

Current deferred mobilization, demobilization and contract preparation revenue (3)	(14.4)	(3.9)
Current contract liability	(14.4)	(3.9)

Non-current deferred mobilization, demobilization and contract preparation revenue (4)	(5.9)	(2.5)
Non-current contract liability	(5.9)	(2.5)
Total contract liability	(20.3)	(6.4)

(1) Accrued revenue includes $0.9 million pertaining to the current portion of deferred demobilization revenue.

(2) Non-current accrued revenue pertains to the non-current portion of deferred demobilization revenue and is included in "Other non-current assets" in our Unaudited Consolidated Balance Sheets.

(3) Current deferred mobilization, demobilization and contract preparation revenue is included in "Other current liabilities" in our Unaudited Consolidated Balance Sheets.

(4) Non-current deferred mobilization, demobilization and contract preparation revenue is included in "Other non-current liabilities" in our Unaudited Consolidated Balance Sheets.
Contracts Costs

Deferred mobilization and contract preparation costs relate to costs incurred to prepare a rig for contract and delivery or to mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, over the estimated firm period of the drilling contract. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process.

	June 30, 2022	December 31, 2021
(In $ millions)
Current deferred mobilization and contract preparation costs	20.4	17.2
Non-current deferred mobilization and contract preparation costs (1)	7.9	4.4
Total deferred mobilization and contract preparation asset	28.3	21.6

(1) Non-current deferred mobilization and contract preparation costs are included in "Other non-current assets" in our Unaudited Consolidated Balance Sheets

Changes in the Remaining Performance Obligation Contract Asset Balances
Total movement in our contract assets and contract liabilities balances during the six months ended June 30, 2022 are as follows:

(In $ millions)	Contract assets	Contract liabilities
Balance as of December 31, 2021	20.2	6.4
Performance obligations satisfied during the reporting period	46.9	—
Amortization of revenue	—	(6.5)
Unbilled demobilization revenue	1.9	—
Performance obligations to be satisfied over time	—	1.9
Unbilled mobilization revenue	—	9.4
Cash received, excluding amounts recognized as revenue	—	9.1
Cash received against the contract asset balance	(20.2)	—
Balance as of June 30, 2022	48.8	20.3

Disaggregation of Revenue

	Three months ended June 30, 2022	Three months ended June 30, 2021	Six months ended June 30, 2022	Six months ended June 30, 2021
(In $ millions)
Over time	102.0	52.3	179.6	97.0
Point in time	3.3	2.5	7.7	6.2
Total	105.3	54.8	187.3	103.2